Leases	12 Months Ended
Dec. 31, 2022
Leases
Leases

6. Leases

We lease office space and office copiers related primarily to the Company’s administrative activities. The Company accounts for leases under ASC 842, Leases, which requires an entity to recognize a right-of-use asset and a lease liability for virtually all leases.

In January 2020, the Company signed a new four-year office lease which covers approximately 2,771 square feet of office and storage space. This lease is effective March 1, 2020 and extends through February 29, 2024, with a right to extend the term for an additional five-year period, subject to the terms and conditions set forth in the lease agreement. The monthly rent is $14,340, subject to annual increases of 3.5 percent. In February 2020, the Company renewed its additional storage space lease, which requires us to make monthly payments of $1,405, subject to a 2.5 percent annual increase. The Company recorded a right of use asset and lease liability obligation of $715,310 upon inception of these leases. The Company also reclassified a previously existing right-of-use asset of $66,271 from other assets to right-of-use asset.

As of December 31, 2022, the balance of right-of-use assets was approximately $216,800, and the balance of total lease liabilities was approximately $229,600.

Future minimum lease payments under non-cancelable operating leases under ASC 842 as of December 31, 2022 are as follows:

Operating Lease Payments

Jan 2023 – Dec 2023	$200,927
Jan 2024 – Dec 2024	33,673
Total future minimum lease payments	234,600

Less: present value adjustment	(4,993)
Operating lease liabilities at December 31, 2022	229,607
Less: current portion of operating lease liabilities	(196,081)
Operating lease liabilities, net of current portion	$33,526

The components of rent expense and supplemental cash flow information related to leases for the period are as follows:

Year Ended December 31, 2022
Lease Cost

Operating lease cost (included in General and administrative expenses in the Company’s Consolidated Statements of Operations)	$197,154

Other information

Cash paid for amounts included in the measurement of lease liabilities for the year ended December 31, 2022	$180,786

Weighted average remaining lease term – operating leases (in years)	1.2

Average discount rate	3.5%